Share-based Payments - Disclosure of number of share options awarded (Details) - Global Blue Management Incentive Plan, CEO - SOP 2020 - $ / shares	Sep. 30, 2022	Nov. 12, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested (in shares)	2,750,000
Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (in USD per share)	$ 6.42	$ 8.50
Number of share options vested (in shares)	893,747
Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (in USD per share)	$ 8.42	10.50
Number of share options vested (in shares)	756,251
Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (in USD per share)	$ 10.42	12.50
Number of share options vested (in shares)	618,751
Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (in USD per share)	$ 12.42	$ 14.50
Number of share options vested (in shares)	481,251
Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested (in shares)	1,031,249
Vesting tranche one | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested (in shares)	335,155
Vesting tranche one | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested (in shares)	283,594
Vesting tranche one | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested (in shares)	232,031
Vesting tranche one | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested (in shares)	180,469
Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested (in shares)	343,749
Vesting tranche two | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested (in shares)	111,718
Vesting tranche two | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested (in shares)	94,531
Vesting tranche two | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested (in shares)	77,344
Vesting tranche two | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested (in shares)	60,156
Vesting tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested (in shares)	687,501
Vesting tranche three | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested (in shares)	223,437
Vesting tranche three | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested (in shares)	189,063
Vesting tranche three | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested (in shares)	154,688
Vesting tranche three | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested (in shares)	120,313
Vesting tranche four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested (in shares)	687,501
Vesting tranche four | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested (in shares)	223,437
Vesting tranche four | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested (in shares)	189,063
Vesting tranche four | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested (in shares)	154,688
Vesting tranche four | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested (in shares)	120,313